PREFERRED LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of Brookfield Renewable’s preferred limited partners’ equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)		Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
					2022	2021	December 31, 2022	December 31, 2021
Series 5 (C$72)		—	5.59	April 2018	$—	$3	$—	$49
Series 7 (C$175)		7.00	5.50	January 2026	7	8	128	128
Series 9 (C$200)		—	5.75	July 2021	—	5	—	—
Series 11 (C$250)		—	5.00	April 2022	3	10	—	187
Series 13 (C$250)		10.00	5.00	April 2023	10	10	196	196
Series 15 (C$175)		7.00	5.75	April 2024	8	8	126	126
Series 17 ($200)	0	8.00	5.25	March 2025	11	11	195	195
Series 18 (C$150)		6.00	5.50	April 2027	5	—	115	—
		38.00			$44	$55	$760	$881